Other Financial Liabilities - Summary of Secured Liabilities by Company (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 666,650	$ 1,162,479
Non-current, Maturity	2,237,051	396,207
Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	130,089	482,464
More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	536,561	680,015
One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	360,499	245,924
Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	569,653	76,202
Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	276,871	33,137
Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	361,173	19,690
Subsequent [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	668,855	21,254
Secured Liabilities [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	148,881	154,955
Secured Liabilities [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	243,725	395,289
Secured Liabilities [Member] | Less than 90 Days [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	6,800	3,478
Secured Liabilities [Member] | More than 90 Days [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	142,081	151,477
Secured Liabilities [Member] | One to two years [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	142,194	149,733
Secured Liabilities [Member] | Two to three years [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	16,963	150,272
Secured Liabilities [Member] | Three to four years [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	17,637	16,027
Secured Liabilities [Member] | Four to five years [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	17,650	16,027
Secured Liabilities [Member] | Subsequent [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 49,281	$ 63,230
Secured Liabilities [Member] | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	14.40%	7.31%
Secured Liabilities [Member] | Brazil | Enel Green Power Volta Grande [Member] | Brazilian Reals [Member] | DEBENTURES 1 EMISSAO (EGVG11) - 1 Serie [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	14.92%	8.24%
Nominal Interest Rate	14.91%	8.23%
Secured Liabilities [Member] | Brazil | Enel Green Power Volta Grande [Member] | Brazilian Reals [Member] | DEBENTURES 1 EMISSAO (EGVG11) - 1 Serie [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 11,259	$ 11,297
Secured Liabilities [Member] | Brazil | Enel Green Power Volta Grande [Member] | Brazilian Reals [Member] | DEBENTURES 1 EMISSAO (EGVG11) - 1 Serie [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 74,187	$ 84,183
Secured Liabilities [Member] | Brazil | Enel Green Power Volta Grande [Member] | Brazilian Reals [Member] | DEBENTURES 1 EMISSAO (EGVG21) - 2 Serie [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	14.91%	8.22%
Nominal Interest Rate	14.90%	8.21%
Secured Liabilities [Member] | Brazil | Enel Green Power Volta Grande [Member] | Brazilian Reals [Member] | DEBENTURES 1 EMISSAO (EGVG21) - 2 Serie [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 6,249	$ 5,812
Secured Liabilities [Member] | Brazil | Enel Green Power Volta Grande [Member] | Brazilian Reals [Member] | DEBENTURES 1 EMISSAO (EGVG21) - 2 Serie [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	41,219	43,194
Secured Liabilities [Member] | Brazil | Enel Green Power Volta Grande [Member] | Brazilian Reals [Member] | Less than 90 Days [Member] | DEBENTURES 1 EMISSAO (EGVG11) - 1 Serie [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	596	727
Secured Liabilities [Member] | Brazil | Enel Green Power Volta Grande [Member] | Brazilian Reals [Member] | Less than 90 Days [Member] | DEBENTURES 1 EMISSAO (EGVG21) - 2 Serie [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	361	317
Secured Liabilities [Member] | Brazil | Enel Green Power Volta Grande [Member] | Brazilian Reals [Member] | More than 90 Days [Member] | DEBENTURES 1 EMISSAO (EGVG11) - 1 Serie [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	10,663	10,570
Secured Liabilities [Member] | Brazil | Enel Green Power Volta Grande [Member] | Brazilian Reals [Member] | More than 90 Days [Member] | DEBENTURES 1 EMISSAO (EGVG21) - 2 Serie [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	5,888	5,495
Secured Liabilities [Member] | Brazil | Enel Green Power Volta Grande [Member] | Brazilian Reals [Member] | One to two years [Member] | DEBENTURES 1 EMISSAO (EGVG11) - 1 Serie [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	10,814	10,620
Secured Liabilities [Member] | Brazil | Enel Green Power Volta Grande [Member] | Brazilian Reals [Member] | One to two years [Member] | DEBENTURES 1 EMISSAO (EGVG21) - 2 Serie [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	6,009	5,432
Secured Liabilities [Member] | Brazil | Enel Green Power Volta Grande [Member] | Brazilian Reals [Member] | Two to three years [Member] | DEBENTURES 1 EMISSAO (EGVG11) - 1 Serie [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	10,814	10,595
Secured Liabilities [Member] | Brazil | Enel Green Power Volta Grande [Member] | Brazilian Reals [Member] | Two to three years [Member] | DEBENTURES 1 EMISSAO (EGVG21) - 2 Serie [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	6,009	5,446
Secured Liabilities [Member] | Brazil | Enel Green Power Volta Grande [Member] | Brazilian Reals [Member] | Three to four years [Member] | DEBENTURES 1 EMISSAO (EGVG11) - 1 Serie [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	10,814	10,595
Secured Liabilities [Member] | Brazil | Enel Green Power Volta Grande [Member] | Brazilian Reals [Member] | Three to four years [Member] | DEBENTURES 1 EMISSAO (EGVG21) - 2 Serie [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	6,009	5,432
Secured Liabilities [Member] | Brazil | Enel Green Power Volta Grande [Member] | Brazilian Reals [Member] | Four to five years [Member] | DEBENTURES 1 EMISSAO (EGVG11) - 1 Serie [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	10,814	10,595
Secured Liabilities [Member] | Brazil | Enel Green Power Volta Grande [Member] | Brazilian Reals [Member] | Four to five years [Member] | DEBENTURES 1 EMISSAO (EGVG21) - 2 Serie [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	6,009	5,432
Secured Liabilities [Member] | Brazil | Enel Green Power Volta Grande [Member] | Brazilian Reals [Member] | Subsequent [Member] | DEBENTURES 1 EMISSAO (EGVG11) - 1 Serie [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	30,931	41,778
Secured Liabilities [Member] | Brazil | Enel Green Power Volta Grande [Member] | Brazilian Reals [Member] | Subsequent [Member] | DEBENTURES 1 EMISSAO (EGVG21) - 2 Serie [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 17,183	$ 21,452
Secured Liabilities [Member] | Brazil | Enel Distribucion Sao Paulo S.A | Brazilian Reals [Member] | DEBNTURES 23 EMISSO 1 SRIE [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		3.02%
Nominal Interest Rate		3.01%
Secured Liabilities [Member] | Brazil | Enel Distribucion Sao Paulo S.A | Brazilian Reals [Member] | DEBNTURES 23 EMISSO 1 SRIE [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 136,170
Secured Liabilities [Member] | Brazil | Enel Distribucion Sao Paulo S.A | Brazilian Reals [Member] | DEBNTURES 23 EMISSO 2 SRIE [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.94%	3.10%
Nominal Interest Rate	4.93%	3.08%
Secured Liabilities [Member] | Brazil | Enel Distribucion Sao Paulo S.A | Brazilian Reals [Member] | DEBNTURES 23 EMISSO 2 SRIE [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 130,911	$ 1,676
Secured Liabilities [Member] | Brazil | Enel Distribucion Sao Paulo S.A | Brazilian Reals [Member] | DEBNTURES 23 EMISSO 2 SRIE [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	125,176	267,912
Secured Liabilities [Member] | Brazil | Enel Distribucion Sao Paulo S.A | Brazilian Reals [Member] | Less than 90 Days [Member] | DEBNTURES 23 EMISSO 1 SRIE [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		758
Secured Liabilities [Member] | Brazil | Enel Distribucion Sao Paulo S.A | Brazilian Reals [Member] | Less than 90 Days [Member] | DEBNTURES 23 EMISSO 2 SRIE [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	5,831	1,676
Secured Liabilities [Member] | Brazil | Enel Distribucion Sao Paulo S.A | Brazilian Reals [Member] | More than 90 Days [Member] | DEBNTURES 23 EMISSO 1 SRIE [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		135,412
Secured Liabilities [Member] | Brazil | Enel Distribucion Sao Paulo S.A | Brazilian Reals [Member] | More than 90 Days [Member] | DEBNTURES 23 EMISSO 2 SRIE [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	125,080
Secured Liabilities [Member] | Brazil | Enel Distribucion Sao Paulo S.A | Brazilian Reals [Member] | One to two years [Member] | DEBNTURES 23 EMISSO 2 SRIE [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 125,176	133,681
Secured Liabilities [Member] | Brazil | Enel Distribucion Sao Paulo S.A | Brazilian Reals [Member] | Two to three years [Member] | DEBNTURES 23 EMISSO 2 SRIE [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 134,231
Secured Liabilities [Member] | Brazil | Grupo EGP Brazil [Member] | Brazilian Reals [Member] | ITAU Nota Promissria 1 Emisso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	18.64%
Nominal Interest Rate	18.63%
Secured Liabilities [Member] | Brazil | Grupo EGP Brazil [Member] | Brazilian Reals [Member] | ITAU Nota Promissria 1 Emisso [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 206
Secured Liabilities [Member] | Brazil | Grupo EGP Brazil [Member] | Brazilian Reals [Member] | ITAU Nota Promissria 1 Emisso [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 1,630
Secured Liabilities [Member] | Brazil | Grupo EGP Brazil [Member] | Brazilian Reals [Member] | ITAU Nota Promissria 1 Emisso One [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	18.63%
Nominal Interest Rate	18.62%
Secured Liabilities [Member] | Brazil | Grupo EGP Brazil [Member] | Brazilian Reals [Member] | ITAU Nota Promissria 1 Emisso One [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 256
Secured Liabilities [Member] | Brazil | Grupo EGP Brazil [Member] | Brazilian Reals [Member] | ITAU Nota Promissria 1 Emisso One [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,513
Secured Liabilities [Member] | Brazil | Grupo EGP Brazil [Member] | Brazilian Reals [Member] | Less than 90 Days [Member] | ITAU Nota Promissria 1 Emisso [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	6
Secured Liabilities [Member] | Brazil | Grupo EGP Brazil [Member] | Brazilian Reals [Member] | Less than 90 Days [Member] | ITAU Nota Promissria 1 Emisso One [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	6
Secured Liabilities [Member] | Brazil | Grupo EGP Brazil [Member] | Brazilian Reals [Member] | More than 90 Days [Member] | ITAU Nota Promissria 1 Emisso [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	200
Secured Liabilities [Member] | Brazil | Grupo EGP Brazil [Member] | Brazilian Reals [Member] | More than 90 Days [Member] | ITAU Nota Promissria 1 Emisso One [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	250
Secured Liabilities [Member] | Brazil | Grupo EGP Brazil [Member] | Brazilian Reals [Member] | One to two years [Member] | ITAU Nota Promissria 1 Emisso [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	108
Secured Liabilities [Member] | Brazil | Grupo EGP Brazil [Member] | Brazilian Reals [Member] | One to two years [Member] | ITAU Nota Promissria 1 Emisso One [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	87
Secured Liabilities [Member] | Brazil | Grupo EGP Brazil [Member] | Brazilian Reals [Member] | Two to three years [Member] | ITAU Nota Promissria 1 Emisso [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	49
Secured Liabilities [Member] | Brazil | Grupo EGP Brazil [Member] | Brazilian Reals [Member] | Two to three years [Member] | ITAU Nota Promissria 1 Emisso One [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	91
Secured Liabilities [Member] | Brazil | Grupo EGP Brazil [Member] | Brazilian Reals [Member] | Three to four years [Member] | ITAU Nota Promissria 1 Emisso [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	350
Secured Liabilities [Member] | Brazil | Grupo EGP Brazil [Member] | Brazilian Reals [Member] | Three to four years [Member] | ITAU Nota Promissria 1 Emisso One [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	464
Secured Liabilities [Member] | Brazil | Grupo EGP Brazil [Member] | Brazilian Reals [Member] | Four to five years [Member] | ITAU Nota Promissria 1 Emisso [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	407
Secured Liabilities [Member] | Brazil | Grupo EGP Brazil [Member] | Brazilian Reals [Member] | Four to five years [Member] | ITAU Nota Promissria 1 Emisso One [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	420
Secured Liabilities [Member] | Brazil | Grupo EGP Brazil [Member] | Brazilian Reals [Member] | Subsequent [Member] | ITAU Nota Promissria 1 Emisso [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	716
Secured Liabilities [Member] | Brazil | Grupo EGP Brazil [Member] | Brazilian Reals [Member] | Subsequent [Member] | ITAU Nota Promissria 1 Emisso One [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 451